Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Investments at Fair Value
The following is a summary of the investments at fair value held as of December 31, 2020 and 2019:

($ in thousands)	2020	2019
420 Capital	$68	$68
Lighthouse	1,049	1,209
Fleurish	51	—
MassRoots, Inc.	—	1

Total Investments	$1,168	$1,278

Summary of Investment in Associates Accounted for as an Equity Method Investment
The following is a summary of the investment in associates accounted for as an equity method investment and held as of December 31, 2020 and 2019:

($ in thousands)	2020	2019
Trichome	$3,192	$—

Total Investment	$3,192	$—